Annual Operating Expenses {- Government Portfolio} - 06.30 North Carolina Capital Management Trust PRO-14 - Government Portfolio - Government Portfolio (NCCMT)-Default	Aug. 29, 2022
Operating Expenses:
Management fee (net rate retained by FMR after payment of 12b-1 fees to the distributor)	0.16%
Distribution and/or Service (12b-1) fees	0.06%
Other expenses	none
Total annual operating expenses	0.22%